Subsequent Events	Jan. 08, 2024
Subsequent Events [Abstract]
Subsequent Events
(4) Subsequent Events
The Company evaluated its January 8, 2024 financial statement for subsequent events through April 19, 2024, the date the financial statement was
avaliable to be issued. The Company is not aware of any subsequent events which would require recognition or disclosure in the financial statement.